Commitments and Contingencies - Narratives (Details) $ in Thousands	1 Months Ended				3 Months Ended		9 Months Ended
	Apr. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jan. 31, 2019	Oct. 31, 2018	Sep. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2018 unit
Loss Contingencies
Operating lease contract term			9 years 11 months
Gain on termination of operating lease							$ (12)	$ 160
Operating lease rent free period			18 months
Imperial (Forest House) Limited
Loss Contingencies
Gain on termination of operating lease					$ 1,300
Manufacturing Space in Enfield, United Kingdom
Loss Contingencies
Gain on termination of operating lease		$ 100
Lease termination fee expense		200
Office and Manufacturing Space in Rockville, Maryland
Loss Contingencies
Gain on termination of operating lease	$ 2,000	2,000
Gain on sale of leased assets, net, operating leases		$ 2,300
Impairment of leasehold							$ 2,400
Building | Imperial (Forest House) Limited
Loss Contingencies
Operating lease contract term							10 years
Building | Manufacturing Space in Enfield, United Kingdom
Loss Contingencies
Operating lease contract term									15 years
Number of units | unit									3
Building | Office Space In Rockville, Maryland
Loss Contingencies
Gain on termination of operating lease						$ 200
Operating lease rent free period				5 years
Additional Space | Imperial (Forest House) Limited
Loss Contingencies
Operating lease contract term							15 months